RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	Jan. 31, 2018	Jun. 22, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Related Party Transaction [Line Items]
Due to related party	$ 321,217		$ 1,872	$ 23,236	$ 18,462
President [Member]
Related Party Transaction [Line Items]
Due to related party
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Due to related party	$ 321,217		$ 1,872
CAD | Secured Loan Due on August 31, 2017
Related Party Transaction [Line Items]
Face amount		$ 450,000